Leases - Additional Information (Detail) - LGM Enterprises LLC [Member] $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) Aircraft	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Aircraft	Dec. 31, 2021 USD ($) Aircraft	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Number of units of assets subject to operating lease | Aircraft	42		30	28
Number of units of asset subject to sale and lease back transaction | Aircraft	10		2
Gain loss on sale and leaseback transaction | $			$ 93
Hangars And Office Space [Member]
Lessee, Lease, Description [Line Items]
Lesee operating lease term of contract			30 years	15 years
Hangars And Office Space [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Lesee operating lease term of contract	2 years		2 years
Hangars And Office Space [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Lesee operating lease term of contract	30 years		30 years
Aircrafts [Member]
Lessee, Lease, Description [Line Items]
Operating lease variable lease costs | $	$ 8,481	$ 11,321	$ 13,778	$ 8,277	$ 3,911
Aircrafts [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Lesee operating lease term of contract	2 years		2 years
Aircrafts [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Lesee operating lease term of contract	7 years			6 years